Stock-Based Compensation - LTIP (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 13,853	$ 35,521	$ 29,941
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	12,792,812
Weighted-Average Exercise Price (in dollars per share)	$ 41.52
Unrecognized compensation expense, weighted average period	2 years 9 months 18 days
Long-Term Performance Based Plans
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 431	$ 22,185	17,868
2013 LTIP
Share-based compensation additional disclosures
Portion vested (as a percent)		20.00%
Percentage of performance goals probable of achievement				30.00%	10.00%	20.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	(1,021)	$ (2,471)	$ (321)
2017 LTIP
Share-based compensation additional disclosures
Percentage of performance goals probable of achievement		75.00%	75.00%
Non-cash stock-based compensation expense	13,000
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Non-cash, stock-based compensation expense recognized	$ (12,902)	$ 3,293	$ 10,640
2019 LTIP
Share-based compensation additional disclosures
Percentage of performance goals probable of achievement	90.00%	82.00%
Percentage of awards vested	18.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 14,946	$ 3,475
Other Employee Performance Awards
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	(592)	$ 17,888	$ 7,549
Non-Performance Based Stock Awards
Outstanding awards pursuant to performance-based stock incentive plans
Unrecognized compensation expense	26,000
DISH Network Awards | 2013 LTIP
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Estimated contingent expense subsequent to 2020	29,766
Total estimated remaining expense over the term of plan	29,766
DISH Network Awards | 2017 LTIP
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Estimated contingent expense subsequent to 2020	29,341
Total estimated remaining expense over the term of plan	29,341
DISH Network Awards | 2019 LTIP
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Expense estimated to be recognized during 2020	10,541
Estimated contingent expense subsequent to 2020	12,682
Total estimated remaining expense over the term of plan	23,223
DISH Network Awards | Other Employee Performance Awards
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Estimated contingent expense subsequent to 2020	61,322
Total estimated remaining expense over the term of plan	$ 61,322
Stock Options | DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	12,792,812	13,365,489	8,847,734				7,913,733
Weighted-Average Exercise Price (in dollars per share)	$ 41.52	$ 41.78	$ 43.90				$ 36.22
Stock Options | DISH Network Awards | Long-Term Performance Based Plans
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	7,608,446	8,671,886	5,490,626
Weighted-Average Exercise Price (in dollars per share)	$ 39.78	$ 39.95	$ 42.81
Stock Options | DISH Network Awards | 2013 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	875,000
Weighted-Average Exercise Price (in dollars per share)	$ 41.08
Stock Options | DISH Network Awards | 2017 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	2,083,071
Weighted-Average Exercise Price (in dollars per share)	$ 57.12
Stock Options | DISH Network Awards | 2019 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	3,510,375
Weighted-Average Exercise Price (in dollars per share)	$ 35.16
Stock Options | DISH Network Awards | Other Employee Performance Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,140,000
Weighted-Average Exercise Price (in dollars per share)	$ 21.31
Restricted Stock Units
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,500,000
Restricted Stock Units | DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,500,000
Restricted Stock Units | DISH Network Awards | 2013 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	437,500
Restricted Stock Units | DISH Network Awards | Other Employee Performance Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,008,800
Restricted Stock Units | DISH Network Awards | Held by DISH DBS employees
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,446,300
Subscriber-related
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 509	$ 1,150	$ 1,562
Satellite and transmission
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	329	262	1,761
General and administrative
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 13,015	$ 34,109	$ 26,618